SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 -          SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The consolidated financial statements include the accounts of TAT and its subsidiaries.

Intercompany balances and transactions, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash and Cash equivalents

All highly liquid investments, which include short-term bank deposits, that are not restricted as to withdrawal or use. The period to maturity of which does not exceed three months at the time of investment, are considered to be cash equivalents.

Restricted Deposits

Restricted deposit consists primarily of bank deposits to secure obligations under our state loan and a letter of credit to a supplier. Restricted deposit is presented at cost, including accrued interest, and is classified based on the duration of the restriction. The following table provides a reconciliation of cash and cash equivalents and restricted deposit reported on the balance sheets that sum to the total of the same amounts shown on the statement of cash flows:

	December 31,
	2025	2024

Cash and cash equivalents	$51,259	$7,129
Restricted deposit long term	307	305
Total cash and cash equivalents and restricted cash equivalents	$51,566	$7,434

Accounts receivable, net

The Group’s accounts receivable balances are due from customers primarily in the airline and defense industries. Credit is extended based on evaluation of a customer’s financial condition credit insurance limits and generally, collateral is not required. Trade accounts receivable from sales of services and products are typically due from customers within 30 to 90 days. Trade accounts receivable balances are stated at amounts due from customers net of a provision for current expected losses.

The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations. Write-off activity and recoveries for the periods presented were not material.

Inventory

Inventory is measured at the lower of cost and net realizable value.

Inventories include raw materials and components, work in progress and finished products. Cost of raw material and components is determined using the “moving average” basis. Cost of work in progress and finished products is calculated based on actual costs. Capitalized production costs components, mainly labor and overhead, are determined on average basis over the production period.

Since the Group sells products and services related to airplane accessories for airplanes that can be in service for 20 to 50 years, the Group must keep a supply of such products and parts on hand while the airplanes are in use. The Group writes down its inventory for estimated obsolescence and unmarketable inventory equal to the difference between the cost of inventory and net realizable value, which includes costs to sell based upon assumptions of future demand and market conditions.

If actual market prices are less favorable than those projected by management, inventory write-downs may be required. When inventory is written down, a new lower cost basis for that inventory is established.

Property, plant and equipment

Property, plant and equipment are stated at cost, after deduction of the related investment grants, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Years

Buildings	25 - 39
Leasehold improvements	3 - 5
Machinery and equipment	3 - 20
Motor vehicles	7
Office furniture and equipment	3 - 5
Internal use software	7-15

Leasehold improvements are amortized using the straight-line method over the period of the lease contract, or the estimated useful life of the asset, whichever is shorter.

Capitalized Software Costs

The Company accounts for its costs to develop software for internal use accordance with Accounting Standards (“ASC”) 350-40, Internal use Software. These costs are directly attributable to the development and implementation of a new ERP and supply chain software. The Company capitalizes the costs incurred during the development stage. Capitalized costs include software design, configuration, interfaces, coding, installation and testing, payroll, payroll-related expenses and external direct costs, which are directly associated with creating and enhancing internal use software. Capitalization of such costs begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose.

Capitalized software costs are amortized on a straight-line basis over their estimated useful life. We evaluate the useful lives of these assets on an annual basis and test for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. Capitalized software costs are included in property, plant and equipment, net in the consolidated balance sheet.

Government grants

Grants received from the Israel Invitation Authority (“IIA”) for approved research and development projects are recognized at the time the Company is reasonably assured that it will be entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development expenses.

Government grants relating to the purchase of property, plant and equipment are presented in the consolidated balance sheet as a deduction to the carrying amount of the asset and they are credited to profit or loss on a straight-line basis over the estimated useful lives of the related assets.

Grants received according to the European Research Council (“ERC”) and Paycheck Protection Program (PPP) plan launched by the US government are recognized at the time the Company is reasonably assured that it will be entitled to such grants, on the basis of the costs incurred and included as a deduction from cost of revenues and operational expenses, as applicable.

Investment in affiliates and share in results of equity investment of affiliated companies

Investment in which the Group exercises significant influence and which is not considered a subsidiary ("affiliate") is accounted for using the equity method, whereby the Group recognizes its proportionate share of the affiliated Company's net income or loss after the date of investment.

The Group reviews those investments for impairment whenever events indicate the carrying amount may not be recoverable.

On consolidation, transactions between the Group and the affiliate are eliminated in the amount which related to the Group's proportionate share of the affiliate.

Leases

The Company as a lessee

Under ASC 842, Leases, the Company determines if an arrangement is a lease at inception. Upon initial recognition, the Company recognized a liability at the present value of the lease payments to be made over the lease term and concurrently recognized a right of use (“ROU”) asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets are recognized as the lease liability, adjusted for lease incentives received and prepayments made. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. On the commencement date, lease payments that include variable lease payments dependent on an index or a rate (such as the Consumer Price Index or a market interest rate), are initially measured using the index or rate at the commencement date. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company’s leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense  is recognized on a straight-line basis over the lease term.

Income from leasing transactions

The Company accounts for certain leasing revenues in accordance with ASC 842, which qualify for operating lease treatment. For operating leases in which the Company is the lessor, lease payments are recognized as leasing revenue over the lease term on a straight-line basis. APUs engines under operating leases are classified as property, plant, and equipment and depreciated over the useful life, based on the lesser of 1,000 leasing days or 5,000 LLP (Life Limited Parts).

Identified intangible assets

Identifiable intangible assets are comprised of definite lived intangible assets – commercial license which are amortized over 10 years respectively, using the straight-line method over their estimated period of useful life as determined by identifying the period in which substantially all of the cash flows are expected to be generated. The amortization of the commercial license is recorded in the cost of sales.

Impairment of long-lived assets

Long-lived assets, including property, plant and equipment, operating lease right of use assets and definite life intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized and the assets (or asset group) would be written down to their estimated fair values.

Treasury Shares

Ordinary shares held by the Company are presented as a reduction of equity at their cost to the Company. The treasury shares have no rights.

Revenue Recognition

The Group generates its revenues from the sale of OEM products and systems, providing MRO services (remanufacture, maintenance, repair and overhaul services and long - term service contracts) and parts sales.

A contract with a customer exists only when: the parties to the contract have approved it and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct goods or services to be transferred (“performance obligations”), the Company can determine the transaction price for the goods or services to be transferred, the contract has commercial substance and it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

Revenues are recorded in the amount of consideration to which the Company expects to be entitled in exchange for performance obligations upon transfer of control to the customer, excluding amounts collected on behalf of other third parties such as VAT and sales taxes.

To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, Revenue from Contracts with Customers, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the performance obligation is satisfied.

The Company has also adopted the following exemptions and accounting policies:

•	The Company accounts for shipping as fulfillment costs, in cases in which the shipping occurs after the customer has obtained control of a good.

•
The Company adjusts the promised amount of consideration for the effects of a significant financing component, in cases in which the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.

•
Revenues from the sale of OEM products are recognized at a point in time when the customer obtains control of the product, typically upon shipment. Invoices are issued based on the customer's approved purchase order and payments are due from customers within 30 to 90 days from invoice date.

•
Revenues from the sale of MRO services is recognized at a point in time, which involve receiving customers' purchase orders, completing the service, and fulfilling inspection quality assurance obligations at the company's production site. Payments are due from customers within 30 to 90 days from invoice date.

Contract costs

The Company capitalizes certain costs, which are considered incremental costs, to obtain long-term contracts with customers that will be used in satisfying related performance obligations in the future; and are expected to be recovered. Such costs are amortized over the life of the expected contract period. Such contract costs are amortized and included in sales and marketing and general and administrative in the consolidated statements of operations.

Contract liabilities

Contract liabilities are mainly comprised of deferred revenues which are included under accrued expenses and other in the consolidated balance sheet.

Warranty costs

The Group provides warranties for its products and services ranging from one to three years, which vary with respect to each contract and in accordance with the nature of each specific product. According to Company's experience, most of the warranty costs are incurred during the first year of the contract.

The Group estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time revenue is recognized under accrued expenses and other in the consolidated balance sheet. The Group periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Research and development

Research and development costs, net of grants, are charged to expenses as incurred and consist primarily of personnel and related expenses for research and development activities.

Fair value measurement

The Company’s financial instruments consist mainly of cash and cash equivalents, restricted deposits, accounts receivable, accounts payable, accrued expenses and other liabilities. The carrying values of these financial instruments approximate their fair values due to their short maturities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets but corroborated by market data or active market data for similar but not identical assets or liabilities.

 Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value.

Concentrations of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, restricted deposits and accounts receivable.

Cash and cash equivalents are deposited with several major banks in Israel and the United States. Such deposits in the United States and Israel may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's cash and cash equivalents are financially sound, and that the Group has not been affected by certain banking institutions in the United States. Accordingly, minimal credit risk exists with respect to these financial instruments.

The Group's accounts receivable are derived mainly from sales to customers in the United States, Israel and Europe. The Group generally does not require collateral; however, in certain circumstances the Group may require letters of credit. Management believes that credit risks relating to accounts receivable are minimal since the majority of the Group's customers are world-leading manufacturers of aviation systems and aircrafts, international airlines, governments and air forces, and world-leading manufacturers and integrators of defense and ground systems.  In addition, the Group has large number of customers with wide geographic spread which mitigates the credit risk. The Group performs ongoing credit evaluation of its customers' financial condition. As part of the risk management, the Company purchased a credit insurance policy from a well-known insurance Company. As of December 31, 2025 and 2024, the Company has a single customer which represents 13% and 24% of the Company's accounts receivable, respectively.

Income taxes

Income taxes are accounted for in accordance with ASC 740, Income Taxes. This statement prescribes the use of the asset and liability method; whereby deferred tax assets and liabilities account balances are determined based on temporary differences between financial reporting and tax basis of assets and liabilities and for tax loss carryforwards. Deferred taxes are measured using the enacted laws and tax rates that will be in effect when the differences are expected to be reversed. The Group provides a valuation allowance, if it is more likely than not that a portion of the deferred income tax assets will not be realized.

Taxes which would apply in the event of disposal of investments in domestic and foreign subsidiaries have not been taken into account in computing the deferred taxes, when the Group’s intention is to hold, and not to realize the investments.

The Group did not provide for deferred taxes attributable to dividend distribution out of retained tax-exempt earnings from "Approved/Benefited Enterprise" plans, since it intends to permanently reinvest them and has no intention to declare dividends out of such tax-exempt income in the foreseeable future. Management considers such retained earnings to be essentially permanent in duration.

The results for tax purposes for TAT’s Israeli subsidiaries are measured and reflected in NIS. As explained previously, the consolidated financial statements are measured and presented in U.S. dollars. In accordance with ASC 740, TAT has not provided deferred income taxes on the differences resulting from changes in exchange rate and indexation.

The Group follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Group’s policy is to include interest and penalties related to unrecognized tax benefits within other financial income (expense). Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date.

Earnings per share

Basic earnings per share are computed by dividing net income by the weighted average shares outstanding of the Company's ordinary shares, for each period, net of treasury shares.

Diluted earnings per share are calculated by dividing the net income by the fully diluted weighted average share outstanding of ordinary shares outstanding during each period. Potentially dilutive shares include outstanding options and unvested RSUs granted to officers, directors and employees, using the treasury stock method.

Share-based compensation

The Group applies ASC 718 - Stock Based Compensation with respect to officers, directors and employees options and Restricted Stock Units (“RSUs”), which requires awards classified as equity awards to be accounted for using the grant-date fair value method. The fair value of option is estimated using the Black-Scholes valuation model, the compensation costs is recognized as expense over the requisite service period. The fair value of RSUs is equal to the market value of the Company's common shares on the date of grant.

The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the accelerated method over the requisite service period.

Comprehensive income (loss)

Comprehensive income includes, in addition to net income, gains and losses of derivatives designated for cash flow hedge accounting and translation adjustments (net of related taxes where applicable).

Reclassification adjustments for gain or loss of derivatives are included in the relevant line item in the statement of income.

Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management assesses such contingent liabilities and estimated legal fees. Such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450-20-25 – Contingencies, when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Group’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

Recently Issued Accounting Principles

Recently adopted accounting pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amended guidance enhances income tax disclosures primarily related to the effective tax rate reconciliation and income taxes paid information. This guidance requires disclosure of specific categories in the effective tax rate reconciliation and further information on reconciling items meeting a quantitative threshold. In addition, the amended guidance requires disaggregating income taxes paid (net of refunds received) by federal, state, and foreign taxes. It also requires disaggregating individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). The amended guidance is effective for fiscal years beginning after December 15, 2024. The Company adopted this standard in the current period retrospectively to all prior periods presented in the entity’s financial statements. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements and related disclosures.

New accounting pronouncements effective in future periods

In November 2024, the FASB issued ASU No. 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The ASU improves the disclosures about a public business entity’s expense and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of sales, SG&A and research and development). The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating this ASU to determine its impact on the Company's disclosures.

On July 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods in those years. Entities that elect the practical expedient and, if applicable, make the accounting policy election are required to apply the amendments prospectively. The Company is currently evaluating the potential impact of this guidance on its consolidated financial statements and disclosures.